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AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
American Funds Tax-Exempt Fund of New York®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Short-Term Tax-Exempt Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Tax-Exempt Fund of New York
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees	[1]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none
Other expenses		0.13%	0.13%	0.14%	0.19%	0.21%	0.11%
Total annual fund operating expenses		0.62%	1.37%	0.63%	0.68%	0.45%	0.35%
Expense reimbursement	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses after expense reimbursement		0.57%	1.32%	0.58%	0.63%	0.40%	0.30%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 431	$ 234	$ 308	$ 64	$ 41	$ 31
3 years	561	429	442	213	139	107
5 years	703	745	588	374	247	191
10 years	$ 1,116	$ 1,436	$ 1,012	$ 842	$ 562	$ 438

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK Class C USD ($)
1 year	$ 134
3 years	429
5 years	745
10 years	$ 1,436

Keep this supplement with your prospectus.